Advance to Vendors (Tables)	6 Months Ended
Mar. 31, 2024
Advance to Vendors [Abstract]
Schedule of Advance to Vendors	Advance to vendors consisted of the following:
	March 31, 2024	September 30, 2023
	(Unaudited)
Prepayments for virtual technology services	$861,724	$277,952
Prepayments for digital assets development	1,858,357	3,723,351
Subtotal	2,720,081	4,001,303
Less: allowance for credit losses	(80,096)	(386,542)
	2,639,985	3,614,761
Less: advance to vendors - noncurrent	1,858,357	1,020,874
Advance to vendors – current	$781,628	$2,593,887